EARNINGS / (LOSS) PER SHARE (Details Narrative) - shares					12 Months Ended
	Sep. 17, 2025	Oct. 24, 2024	Oct. 18, 2024	Oct. 08, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ordinary shares, shares outstanding					35,490,000	32,500,000	32,500,000
Shares issued			10	1
Denominator for basic net income per share - weighted average number of shares					33,376,521	32,500,000	32,500,000
Common Stock [Member]
Shares issued		32,500,000			2,990,000
IPO [Member] | Common Stock [Member]
Shares issued	2,990,000				2,990,000
Minimum [Member]
Ordinary shares, shares outstanding					32,500,000
Shares issued			1
Maximum [Member]
Ordinary shares, shares outstanding					35,490,000
Shares issued			10